Warrants - Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding (Details) - Stock Option [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Number Outstanding (in Shares)	10,596,213	4,760,697	5,465,249
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	4 years 1 month 20 days	2 years 10 months 13 days	4 years 9 months 7 days
Warrants Outstanding, Weighted Average Exercise Price	$ 10.08	$ 20.59	$ 17.12
Public and Private Warrants [Member]
Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 92	$ 92	$ 92
Warrants Outstanding, Number Outstanding (in Shares)	837,625	837,625	837,625
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	3 months 10 days	6 months 10 days	7 months 9 days
Warrants Outstanding, Weighted Average Exercise Price	$ 7.27	$ 16.19	$ 14.1
September 2025 Private Placement Warrant [Member]
Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 5.405	$ 5.405
Warrants Outstanding, Number Outstanding (in Shares)	2,716,388	3,658,537
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 4 months 6 days	3 years 7 months 6 days
Warrants Outstanding, Weighted Average Exercise Price	$ 1.39	$ 4.15
February 2026 Warrants [Member]
Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 2.13
Warrants Outstanding, Number Outstanding (in Shares)	7,042,200
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	4 years 10 months 28 days
Warrants Outstanding, Weighted Average Exercise Price	$ 1.42
April 2024 Warrants [Member]
Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price		$ 6.88	$ 6.88
Warrants Outstanding, Number Outstanding (in Shares)		14,535	14,535
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)		3 days	3 days
Warrants Outstanding, Weighted Average Exercise Price		$ 0.02	$ 0.02
August 2024 Warrants [Member]
Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price		$ 4.4	$ 2
Warrants Outstanding, Number Outstanding (in Shares)		250,000	175,000
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)		2 months 26 days	1 month 24 days
Warrants Outstanding, Weighted Average Exercise Price		$ 0.23	$ 0.06
Private Placement Warrant [Member]
Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price		$ 5.405	$ 6
Warrants Outstanding, Number Outstanding (in Shares)		3,658,537	2,499,999
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)		3 years 7 months 6 days	2 years 3 months 7 days
Warrants Outstanding, Weighted Average Exercise Price		$ 4.15	$ 2.74
Minimum [Member]
Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	2.13	4.4	0.0001
Maximum [Member]
Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 92	$ 92	$ 92